TAXES - Taxes Payable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
TAXES
Income tax payable	$ 78,257	$ 126,041
Value added tax payable	137,640	133,694
Other taxes payable	2,445	8,975
Total taxes payable	$ 218,342	$ 268,710